UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2018

CLEARBRIDGE

SELECT FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide long-term growth of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Select Fund for the six-month reporting period ended April 30, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2018

II	ClearBridge Select Fund

Investment commentary

Economic review

Economic activity in the U.S. was somewhat mixed during the six months ended April 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 3.2% and 2.9%, respectively. Finally, the U.S. Department of Commerce’s second reading for first quarter 2018 GDP growth — released after the reporting period ended — was 2.2%. The deceleration in GDP growth in the first quarter reflected decelerations in personal consumption expenditures (“PCE”), exports, state and local government spending, and federal government spending and a downturn in residential fixed investment. These movements were partly offset by an upturn in private inventory investment and a larger increase in nonresidential fixed investment.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on April 30, 2018, the unemployment rate was 3.9%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since December 2000. The percentage of longer-term unemployed declined during the reporting period. In April 2018, 20.0% of Americans looking for a job had been out of work for more than six months, versus 23.8% when the period began.

ClearBridge Select Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed increased the federal funds rateiii twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program....” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. Despite times of weakness, the U.S. stock market posted positive results for the reporting period. The market moved higher during the first three months of the period and reached several new all-time highs. This was driven by overall solid corporate profits, signs of improving economic growth, expectations for a rollback for certain government regulations and, in December 2017, the signing of the U.S. tax reform bill. However, the market gave back a portion of its gains in February and March 2018. This occurred given concerns that the Fed may raise interest rates more aggressively than previously expected. In addition, there were fears of a global trade war and several high profile issues in the technology industry. However, the market ended the reporting period on a positive note, as it posted a modest gain in April 2018. All told, for the six months ended April 30, 2018, the S&P 500 Indexiv gained 3.82%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexv, generated the strongest returns, gaining 3.83% over the reporting period. In contrast, mid-cap stocks, as measured by the Russell Midcap Indexvi, returned 3.69%, whereas small-cap stocks, as measured by the Russell 2000 Indexvii, generated the weakest relative results, gaining 3.27%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 5.66% and 1.86%, respectively, during the six months ended April 30, 2018.

Performance review

For the six months ended April 30, 2018, Class I shares of ClearBridge Select Fund returned 17.83%. The Fund’s unmanaged benchmark, the Russell 3000 Indexx, returned 3.79% for the same period. The Lipper Mid-Cap Core Funds Category Average1 returned 2.49% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 470 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	ClearBridge Select Fund

Performance Snapshot as of April 30, 2018 (unaudited)
(excluding sales charges)	6 months
ClearBridge Select Fund:
Class A	17.69%
Class C	17.23%
Class FI	17.65%
Class I	17.83%
Class IS	17.92%
Russell 3000 Index	3.79%
Lipper Mid-Cap Core Funds Category Average	2.49%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month end, please visit our web-site at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2018, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 2.23%, 3.20%, 2.24%, 2.11% and 2.05%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets will not exceed 1.50% for Class A shares, 2.25% for Class C shares, 1.50% for Class FI shares, 1.15% for Class I shares and 1.05% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waving fees and/or reimbursing expenses exceed the expense cap for each class as a result of acquired fund fees and expenses and dividend expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

ClearBridge Select Fund	V

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2018

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rate rise, the value of fixed income securities falls. High yield bonds, commonly known as “junk bonds,” are subject to a greater price volatility, illiquidity and possibility of default. As a non-diversified fund, it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Investments in privately placed securities involve additional risks, including that the issuers of such securities are not typically subject to the same disclosure and other regulatory requirements and oversight to which public issuers are subject. There may be very little public information available about the issuers and they may have limited liquidity. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Short positions involve leverage and there is no limit on the amount of loss on a security that is sold short. The Fund may suffer significant losses if assets that the Fund sells short appreciate rather than depreciate in value. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	ClearBridge Select Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market.

vi

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

vii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ClearBridge Select Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2018 and October 31, 2017 and does not include short sales and derivatives, such as written options. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Select Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2017 and held for the six months ended April 30, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	17.69%	$1,000.00	$1,176.90	1.45%	$7.83	Class A	5.00%	$1,000.00	$1,017.60	1.45%	$7.25
Class C	17.23	1,000.00	1,172.30	2.26	12.17	Class C	5.00	1,000.00	1,013.59	2.26	11.28
Class FI	17.65	1,000.00	1,176.50	1.27	6.85	Class FI	5.00	1,000.00	1,018.50	1.27	6.36
Class I	17.83	1,000.00	1,178.30	1.19	6.43	Class I	5.00	1,000.00	1,018.89	1.19	5.96
Class IS	17.92	1,000.00	1,179.20	1.11	6.00	Class IS	5.00	1,000.00	1,019.29	1.11	5.56

2	ClearBridge Select Fund 2018 Semi-Annual Report

[1]	For the six months ended April 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Select Fund 2018 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2018

ClearBridge Select Fund

Security	Shares	Value
Common Stocks — 84.4%
Consumer Discretionary — 8.4%
Auto Components — 0.9%
Fox Factory Holding Corp.	15,798	$525,284	*
Media — 2.1%
Lions Gate Entertainment Corp., Class A Shares	8,247	205,268
Lions Gate Entertainment Corp., Class B Shares	44,414	1,022,410
Turn Inc. (Escrow)	12,626	15,435	*(a)(b)(c)
Total Media		1,243,113
Specialty Retail — 5.4%
Advance Auto Parts Inc.	7,673	878,175
Carvana Co.	32,340	847,631	*
Ross Stores Inc.	17,972	1,453,036
Total Specialty Retail		3,178,842
Total Consumer Discretionary		4,947,239
Financials — 3.1%
Capital Markets — 3.1%
Financial Engines Inc.	23,144	1,033,380
KKR & Co. LP	38,200	799,908
Total Financials		1,833,288
Health Care — 12.6%
Biotechnology — 2.4%
Alexion Pharmaceuticals Inc.	6,429	756,243	*
GlycoMimetics Inc.	39,150	661,244	*
Total Biotechnology		1,417,487
Health Care Equipment & Supplies — 1.6%
Insulet Corp.	10,669	917,534	*
Health Care Providers & Services — 1.9%
Surgery Partners Inc.	71,724	1,147,584	*
Health Care Technology — 3.0%
athenahealth Inc.	6,816	834,755	*
Medidata Solutions Inc.	13,539	966,143	*
Total Health Care Technology		1,800,898
Life Sciences Tools & Services — 3.7%
Bio-Rad Laboratories Inc., Class A Shares	3,419	867,435	*
Syneos Health Inc.	34,723	1,322,946	*
Total Life Sciences Tools & Services		2,190,381
Total Health Care		7,473,884

See Notes to Financial Statements.

4	ClearBridge Select Fund 2018 Semi-Annual Report

ClearBridge Select Fund

Security	Shares	Value
Industrials — 7.9%
Building Products — 3.1%
Masonite International Corp.	14,528	$881,850	*
Trex Co. Inc.	8,997	934,608	*
Total Building Products		1,816,458
Commercial Services & Supplies — 2.1%
Copart Inc.	24,148	1,233,480	*
Machinery — 1.5%
Tennant Co.	11,765	870,610
Trading Companies & Distributors — 1.2%
H&E Equipment Services Inc.	23,057	745,894
Total Industrials		4,666,442
Information Technology — 47.6%
Communications Equipment — 1.8%
Casa Systems Inc.	45,069	1,054,164	*
Electronic Equipment, Instruments & Components — 1.0%
IPG Photonics Corp.	2,872	611,822	*
Internet Software & Services — 23.7%
Akamai Technologies Inc.	13,372	958,104	*
Baidu Inc., ADR	3,683	924,065	*
Cargurus Inc.	7,750	239,630	*
comScore Inc.	17,946	380,455	*
Cornerstone OnDemand Inc.	32,626	1,439,785	*
DocuSign Inc.	3,590	138,682	*
Facebook Inc., Class A Shares	1,690	290,680	*
MercadoLibre Inc.	3,909	1,327,535
MINDBODY Inc., Class A Shares	29,059	1,152,189	*
New Relic Inc.	15,574	1,088,467	*
Pandora Media Inc.	108,428	608,281	*
Shopify Inc., Class A Shares	10,724	1,433,048	*
Spotify Technology SA	3,492	564,552	*
Wix.com Ltd.	11,063	909,932	*
XO Group Inc.	30,840	668,611	*
Yelp Inc.	12,055	540,667	*
Yext Inc.	64,836	864,912	*
Zillow Group Inc., Class C Shares	9,371	454,400	*
Total Internet Software & Services		13,983,995
IT Services — 3.5%
Cardtronics PLC, Class A Shares	36,694	963,218	*
Visa Inc., Class A Shares	8,513	1,080,129
Total IT Services		2,043,347

See Notes to Financial Statements.

ClearBridge Select Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2018

ClearBridge Select Fund

Security		Shares	Value
Software — 16.0%
Adobe Systems Inc.		6,436	$1,426,218	*
Citrix Systems Inc.		8,682	893,465	*
FireEye Inc.		44,369	800,860	*
ForeScout Technologies Inc.		12,278	392,773	*
Fortinet Inc.		25,404	1,406,365	*
Imperva Inc.		11,245	503,214	*
Qualys Inc.		15,044	1,157,636	*
ServiceNow Inc.		7,927	1,316,992	*
Smartsheet Inc., Class A Shares		12,070	232,951	*
Tableau Software Inc., Class A Shares		7,705	655,310	*
Varonis Systems Inc.		10,513	687,024	*
Total Software			9,472,808
Technology Hardware, Storage & Peripherals — 1.6%
Apple Inc.		5,731	947,105
Total Information Technology			28,113,241
Real Estate — 4.8%
Equity Real Estate Investment Trusts (REITs) — 3.7%
CoreSite Realty Corp.		7,392	769,507
SBA Communications Corp.		8,954	1,434,699	*
Total Equity Real Estate Investment Trusts (REITs)			2,204,206
Real Estate Management & Development — 1.1%
CBRE Group Inc., Class A Shares		13,454	609,601	*
Total Real Estate			2,813,807
Total Common Stocks (Cost — $39,209,417)			49,847,901
Preferred Stocks — 0.3%
Information Technology — 0.3%
Software — 0.3%
DocuSign Inc., Series F Shares (Cost — $113,012)		5,919	206,228	*(a)(c)
Total Investments before Short-Term Investments (Cost — $39,322,429)			50,054,129

	Rate
Short-Term Investments — 13.1%
JPMorgan 100% US Treasury Securities Money Market Fund, Institutional Class (Cost — $7,716,782)	1.502%	7,716,782	7,716,782
Total Investments — 97.8% (Cost — $47,039,211)			57,770,911
Other Assets in Excess of Liabilities — 2.2%			1,302,157
Total Net Assets — 100.0%			$59,073,068

See Notes to Financial Statements.

6	ClearBridge Select Fund 2018 Semi-Annual Report

ClearBridge Select Fund

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 8).

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

Security	Shares	Value
Securities Sold Short‡ — (1.4)%
Common Stocks — (1.4)%
Consumer Discretionary — (0.8)%
Media — (0.8)%
Omnicom Group Inc.	(6,594)	$(485,714)
Consumer Staples — (0.6)%
Food Products — (0.6)%
McCormick & Co. Inc., Non Voting Shares	(3,170)	(334,150)
Total Securities Sold Short (Proceeds — $(824,313))		$(819,864)

‡	Percentages indicated are based on net assets.

See Notes to Financial Statements.

ClearBridge Select Fund 2018 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

April 30, 2018

Assets:
Investments, at value (Cost — $47,039,211)	$57,770,911
Receivable for Fund shares sold	2,391,674
Deposits with brokers for securities sold short	1,238,355
Dividends and interest receivable	10,575
Prepaid expenses	51,340
Interest receivable on collateral for securities sold short	944
Total Assets	61,463,799

Liabilities:
Payable for Fund shares repurchased	1,160,274
Investments sold short, at value (proceeds received $824,313)	819,864
Payable for securities purchased	347,656
Investment management fee payable	12,281
Service and/or distribution fees payable	4,856
Due to custodian	995
Accrued expenses	44,805
Total Liabilities	2,390,731
Total Net Assets	$59,073,068

Net Assets:
Par value (Note 7)	$26
Paid-in capital in excess of par value	47,221,961
Accumulated net investment loss	(170,808)
Accumulated net realized gain on investments, written options and short sales	1,285,740
Net unrealized appreciation on investments and short sales	10,736,149
Total Net Assets	$59,073,068

See Notes to Financial Statements.

8	ClearBridge Select Fund 2018 Semi-Annual Report

Net Assets:
Class A	$15,228,171
Class C	$690,369
Class FI	$9,698,448
Class I	$17,809,825
Class IS	$15,646,255

Shares Outstanding:
Class A	674,675
Class C	31,780
Class FI	430,067
Class I	771,510
Class IS	678,929

Net Asset Value:
Class A (and redemption price)	$22.57
Class C*	$21.72
Class FI (and redemption price)	$22.55
Class I (and redemption price)	$23.08
Class IS (and redemption price)	$23.05
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$23.95

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

ClearBridge Select Fund 2018 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended April 30, 2018

Investment Income:
Dividends	$48,975
Interest	21,555
Less: Foreign taxes withheld	(446)
Total Investment Income	70,084

Expenses:
Investment management fee (Note 2)	166,641
Registration fees	41,637
Legal fees	18,303
Audit and tax fees	16,805
Service and/or distribution fees (Notes 2 and 5)	13,875
Fund accounting fees	9,698
Transfer agent fees (Note 5)	8,860
Shareholder reports	8,840
Dividend expense on securities sold short	8,621
Custody fees	1,555
Interest expense	1,434
Trustees’ fees	803
Insurance	375
Miscellaneous expenses	2,490
Total Expenses	299,937
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(84,745)
Net Expenses	215,192
Net Investment Loss	(145,108)

Realized and Unrealized Gain (Loss) on Investments, Written Options and Short Sales (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	1,462,661
Written options	5,500
Securities sold short	(17,476)
Net Realized Gain	1,450,685
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	3,764,741
Written options	(4,300)
Securities sold short	4,449
Change in Net Unrealized Appreciation (Depreciation)	3,764,890
Net Gain on Investments, Written Options and Short Sales	5,215,575
Increase in Net Assets From Operations	$5,070,467

See Notes to Financial Statements.

10	ClearBridge Select Fund 2018 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2018 (unaudited) and the Year Ended October 31, 2017	2018	2017

Operations:
Net investment loss	$(145,108)	$(138,662)
Net realized gain	1,450,685	660,140
Change in net unrealized appreciation (depreciation)	3,764,890	4,264,664
Increase in Net Assets From Operations	5,070,467	4,786,142

Distributions to Shareholders From (Notes 1 and 6):
Net realized gains	(610,333)	(123,240)
Decrease in Net Assets From Distributions to Shareholders	(610,333)	(123,240)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	32,032,325	20,595,239
Reinvestment of distributions	586,657	111,910
Cost of shares repurchased	(5,730,432)	(8,616,700)
Increase in Net Assets From Fund Share Transactions	26,888,550	12,090,449
Increase in Net Assets	31,348,684	16,753,351

Net Assets:
Beginning of period	27,724,384	10,971,033
End of period*	$59,073,068	$27,724,384
*Includes accumulated net investment loss of:	$(170,808)	$(25,700)

See Notes to Financial Statements.

ClearBridge Select Fund 2018 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2018[2]	2017	2016	2015	2014	2013[3]

Net asset value, beginning of period	$19.61	$14.81	$15.30	$15.65	$14.05	$14.04

Income (loss) from operations:
Net investment loss	(0.11)	(0.16)	(0.16)	(0.18)	(0.14)	(0.02)
Net realized and unrealized gain	3.51	5.13	0.44	0.34	2.27	0.03
Total income from operations	3.40	4.97	0.28	0.16	2.13	0.01

Less distributions from:
Net investment income	—	—	—	—	(0.01)	—
Net realized gains	(0.44)	(0.17)	(0.77)	(0.51)	(0.52)	—
Total distributions	(0.44)	(0.17)	(0.77)	(0.51)	(0.53)	—

Net asset value, end of period	$22.57	$19.61	$14.81	$15.30	$15.65	$14.05
Total return[4]	17.69%	33.89%	1.97%	0.93%	15.79%	0.07%

Net assets, end of period (000s)	$15,228	$5,998	$765	$384	$148	$10

Ratios to average net assets:
Gross expenses	1.93%[5]	2.20%	3.20%	2.77%	3.00%	6.95%[5]
Net expenses[6,7]	1.45 [5]	1.24	1.49	1.45	1.28	1.50 [5]
Net investment loss	(1.04) [5]	(0.88)	(1.15)	(1.15)	(0.93)	(1.41) [5]

Portfolio turnover rate	19%[8]	38%[8]	25%	29%	33%	16%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2018 (unaudited).

[3]	For the period September 23, 2013 (inception date) to October 31, 2013.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 21% and 39% for the six months ended April 30, 2018 and for the year ended October 31, 2017, respectively.

[9]	For the period November 30, 2012 to October 31, 2013.

See Notes to Financial Statements.

12	ClearBridge Select Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2018[2]	2017	2016	2015	2014	2013[3]

Net asset value, beginning of period	$18.96	$14.46	$15.03	$15.51	$14.04	$14.04

Income (loss) from operations:
Net investment loss	(0.19)	(0.32)	(0.26)	(0.30)	(0.25)	(0.03)
Net realized and unrealized gain	3.39	4.99	0.46	0.33	2.24	0.03
Total income from operations	3.20	4.67	0.20	0.03	1.99	0.00	[4]

Less distributions from:
Net investment income	—	—	—	—	(0.00) [4]	—
Net realized gains	(0.44)	(0.17)	(0.77)	(0.51)	(0.52)	—
Total distributions	(0.44)	(0.17)	(0.77)	(0.51)	(0.52)	—

Net asset value, end of period	$21.72	$18.96	$14.46	$15.03	$15.51	$14.04
Total return[5]	17.23%	32.63%	1.38%	0.15%	14.77%	0.00%

Net assets, end of period (000s)	$690	$171	$51	$87	$24	$10

Ratios to average net assets:
Gross expenses	2.74%[6]	3.18%	4.19%	3.73%	3.89%	7.69%[6]
Net expenses[7,8]	2.26 [6]	2.22	2.25	2.25	2.25	2.25	[6]
Net investment loss	(1.86) [6]	(1.89)	(1.96)	(1.96)	(1.71)	(2.15)	[6]

Portfolio turnover rate	19%[9]	38%[9]	25%	29%	33%	16%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2018 (unaudited).

[3]	For the period September 23, 2013 (inception date) to October 31, 2013.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 21% and 39% for the six months ended April 30, 2018 and for the year ended October 31, 2017, respectively.

[10]	For the period November 30, 2012 to October 31, 2013.

See Notes to Financial Statements.

ClearBridge Select Fund 2018 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2018[2]	2017	2016	2015	2014	2013[3]

Net asset value, beginning of period	$19.60	$14.82	$15.30	$15.66	$14.04	$10.00

Income (loss) from operations:
Net investment loss	(0.10)	(0.16)	(0.16)	(0.17)	(0.12)	(0.14)
Net realized and unrealized gain	3.49	5.11	0.45	0.32	2.26	4.18
Total income from operations	3.39	4.95	0.29	0.15	2.14	4.04

Less distributions from:
Net realized gains	(0.44)	(0.17)	(0.77)	(0.51)	(0.52)	—
Total distributions	(0.44)	(0.17)	(0.77)	(0.51)	(0.52)	—

Net asset value, end of period	$22.55	$19.60	$14.82	$15.30	$15.66	$14.04
Total return[4]	17.65%	33.74%	2.03%	0.87%	15.85%	40.40%

Net assets, end of period (000s)	$9,698	$49	$37	$16	$16	$14

Ratios to average net assets:
Gross expenses	1.75%[5]	2.22%	3.32%	2.57%	2.79%	6.45%[5]
Net expenses[6,7]	1.27 [5]	1.25	1.50	1.27	1.19	1.50 [5]
Net investment loss	(0.94) [5]	(0.89)	(1.16)	(1.08)	(0.83)	(1.26) [5]

Portfolio turnover rate	19%[8]	38%[8]	25%	29%	33%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2018 (unaudited).

[3]	For the period November 30, 2012 (inception date) to October 31, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[8]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 21% and 39% for the six months ended April 30, 2018 and for the year ended October 31, 2017, respectively.

See Notes to Financial Statements.

14	ClearBridge Select Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2018[2]	2017	2016	2015	2014	2013[3]

Net asset value, beginning of period	$20.02	$15.09	$15.51	$15.82	$14.15	$10.00

Income (loss) from operations:
Net investment loss	(0.08)	(0.13)	(0.12)	(0.13)	(0.08)	(0.07)
Net realized and unrealized gain	3.58	5.23	0.47	0.33	2.28	4.22
Total income from operations	3.50	5.10	0.35	0.20	2.20	4.15

Less distributions from:
Net investment income	—	—	—	—	(0.01)	—
Net realized gains	(0.44)	(0.17)	(0.77)	(0.51)	(0.52)	—
Total distributions	(0.44)	(0.17)	(0.77)	(0.51)	(0.53)	—

Net asset value, end of period	$23.08	$20.02	$15.09	$15.51	$15.82	$14.15
Total return[4]	17.83%	34.13%	2.34%	1.25%	16.15%	41.50%

Net assets, end of period (000s)	$17,810	$8,364	$2,221	$2,022	$3,737	$842

Ratios to average net assets:
Gross expenses	1.67%[5]	2.08%	2.87%	2.36%	2.92%	5.88%[5]
Net expenses[6,7]	1.19 [5]	1.08	1.15	1.13	1.10	0.89 [5]
Net investment loss	(0.79) [5]	(0.75)	(0.80)	(0.83)	(0.54)	(0.64) [5]

Portfolio turnover rate	19%[8]	38%[8]	25%	29%	33%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2018 (unaudited).

[3]	For the period November 30, 2012 (inception date) to October 31, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[8]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 21% and 39% for the six months ended April 30, 2018 and for the year ended October 31, 2017, respectively.

See Notes to Financial Statements.

ClearBridge Select Fund 2018 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2018[2]	2017	2016	2015	2014	2013[3]

Net asset value, beginning of period	$19.98	$15.05	$15.46	$15.76	$14.10	$10.00

Income (loss) from operations:
Net investment loss	(0.07)	(0.13)	(0.10)	(0.12)	(0.06)	(0.09)
Net realized and unrealized gain	3.58	5.23	0.46	0.33	2.26	4.19
Total income from operations	3.51	5.10	0.36	0.21	2.20	4.10

Less distributions from:
Net investment income	—	—	—	—	(0.02)	—
Net realized gains	(0.44)	(0.17)	(0.77)	(0.51)	(0.52)	—
Total distributions	(0.44)	(0.17)	(0.77)	(0.51)	(0.54)	—

Net asset value, end of period	$23.05	$19.98	$15.05	$15.46	$15.76	$14.10
Total return[4]	17.92%	34.22%	2.42%	1.32%	16.21%	41.00%

Net assets, end of period (000s)	$15,646	$13,142	$7,898	$8,246	$8,138	$7,003

Ratios to average net assets:
Gross expenses	1.59%[5]	2.02%	2.78%	2.29%	2.66%	5.97%[5]
Net expenses[6,7]	1.11 [5]	1.05	1.05	1.05	1.05	1.05 [5]
Net investment loss	(0.70) [5]	(0.72)	(0.70)	(0.75)	(0.39)	(0.81) [5]

Portfolio turnover rate	19%[8]	38%[8]	25%	29%	33%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2018 (unaudited).

[3]	For the period November 30, 2012 (inception date) to October 31, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales, and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.05%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[8]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 21% and 39% for the six months ended April 30, 2018 and for the year ended October 31, 2017, respectively.

See Notes to Financial Statements.

16	ClearBridge Select Fund 2018 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

ClearBridge Select Fund 2018 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18	ClearBridge Select Fund 2018 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Consumer discretionary	$4,931,804	—	$15,435	$4,947,239
Other common stocks	44,900,662	—	—	44,900,662
Preferred stocks	—	$206,228	—	206,228
Total long-term investments	49,832,466	206,228	15,435	50,054,129
Short-term investments†	7,716,782	—	—	7,716,782
Total investments	$57,549,248	$206,228	$15,435	$57,770,911

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securities sold short investments†	819,864	—	—	819,864

†	See Schedule of Investments for additional detailed categorizations.

(b) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call

ClearBridge Select Fund 2018 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. If the market value of the security sold short increases, additional collateral may be required. The amount of collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.

Short sale transactions may result in a risk of loss that may exceed the amount shown on the Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.

Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

20	ClearBridge Select Fund 2018 Semi-Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

ClearBridge Select Fund 2018 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2018, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

22	ClearBridge Select Fund 2018 Semi-Annual Report

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays ClearBridge and Western Asset monthly an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses related to short sales and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.50%, 2.25%, 1.50%, 1.15% and 1.05%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

ClearBridge Select Fund 2018 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

During the six months ended April 30, 2018, fees waived and/or expenses reimbursed amounted to $84,745.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2018, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$4,382	—
CDSCs	—	$39

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of April 30, 2018, Legg Mason and its affiliates owned 27% of the Fund.

3. Investments

During the six months ended April 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$24,430,462	*
Sales	6,335,198	*

*	Excluding securities sold short and covers on securities sold short in the amount of $111,338 and $695,499, respectively.

24	ClearBridge Select Fund 2018 Semi-Annual Report

At April 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$47,039,211	$11,182,554	$(450,854)	$10,731,700
Securities Sold Short	(824,313)	7,179	(2,730)	4,449

4. Derivative instruments and hedging activities

At April 30, 2018, the Fund did not have any derivative instruments outstanding.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$5,500

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$(4,300)

During the six months ended April 30, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options†	$171

†	At April 30, 2018, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

ClearBridge Select Fund 2018 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$9,521	$3,647
Class C	1,597	235
Class FI	2,757	41
Class I	—	4,604
Class IS	—	333
Total	$13,875	$8,860

For the six months ended April 30, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$18,369
Class C	770
Class FI	5,320
Class I	24,909
Class IS	35,377
Total	$84,745

6. Distributions to shareholders by class

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Net Realized Gains:
Class A	$131,413	$8,523
Class C	4,940	596
Class FI	1,195	423
Class I	186,628	24,372
Class IS	286,157	89,326
Total	$610,333	$123,240

7. Shares of beneficial interest

At April 30, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

26	ClearBridge Select Fund 2018 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	497,023	$11,086,240	566,911	$10,381,804
Shares issued on reinvestment	6,740	130,089	541	8,171
Shares repurchased	(134,966)	(2,933,703)	(313,212)	(5,509,776)
Net increase	368,797	$8,282,626	254,240	$4,880,199

Class C
Shares sold	23,074	$485,690	8,988	$152,651
Shares issued on reinvestment	236	4,392	40	596
Shares repurchased	(533)	(11,074)	(3,528)	(56,825)
Net increase	22,777	$479,008	5,500	$96,422

Class FI
Shares sold	431,573	$9,674,307	9,877	$176,600
Shares issued on reinvestment	62	1,195	28	423
Shares repurchased	(4,093)	(91,737)	(9,875)	(189,448)
Net increase (decrease)	427,542	$9,583,765	30	$(12,425)

Class I
Shares sold	389,690	$8,786,666	395,205	$6,719,489
Shares issued on reinvestment	8,358	164,824	870	13,394
Shares repurchased	(44,293)	(944,771)	(125,492)	(2,255,221)
Net increase	353,755	$8,006,719	270,583	$4,477,662

Class IS
Shares sold	91,074	$1,999,422	166,921	$3,164,695
Shares issued on reinvestment	14,541	286,157	5,812	89,326
Shares repurchased	(84,428)	(1,749,147)	(39,672)	(605,430)
Net increase	21,187	$536,432	133,061	$2,648,591

8. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 4/30/2018	Value Per Share	Percent of Net Assets
DocuSign Inc., Series F Shares	5,919	4/15	$113,012	$206,228	$34.84	0.35%
Turn Inc. (Escrow)	12,626	12/13	18,565	15,435	12.22	0.03
			$131,577	$221,663		0.38%

ClearBridge Select Fund 2018 Semi-Annual Report	27

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which ClearBridge Investments, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of

28	ClearBridge Select Fund

funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and ClearBridge’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mid-cap core funds (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one- and three-year periods ended

ClearBridge Select Fund	29

Board approval of management and subadvisory agreements (unaudited) (cont’d)

June 30, 2017. The Fund performed better than the median performance of the funds in the Performance Universe for each period and was ranked in the first quintile of the funds in the Performance Universe. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2017, which showed that the Fund’s performance was better than the Broadridge category average during the third quarter. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2017 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers and noted that the portfolio managers continued to apply a consistent investment strategy. The Trustees also noted that the Manager and ClearBridge were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board was satisfied with the Fund’s performance. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. In addition, because of the Manager’s fee waiver and/or expense reimbursement arrangement that was in effect for the Fund, which reduced the management fee paid to the Manager, the Board also reviewed and considered the actual management fee rate (after taking into account waivers and reimbursements) (the “Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager and ClearBridge charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

30	ClearBridge Select Fund

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of 10 institutional mid-cap core funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broa-dridge consisting of all institutional mid-cap core funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was higher than the median of management fees paid by the funds in the Expense Group, but that the Fund’s Actual Management Fee was lower than the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group and the funds in the Expense Universe. The Trustees also noted the Manager’s fee waiver and/or expense reimbursement arrangement.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees,

ClearBridge Select Fund	31

Board approval of management and subadvisory agreements (unaudited) (cont’d)

become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

32	ClearBridge Select Fund

ClearBridge

Select Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H.Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

*	Effective March 12, 2018, BNY became custodian.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)*

Transfer agent

BNYMellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Select Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

ClearBridge Select Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Select Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

CBAX015680 6/18 SR18-3371

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

.	Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 22, 2018